Summary of warrants activity reclassified equity (Details) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Warrants
Warrants Outstanding, Ending of year	457,648	457,648	1,796,050
Weighted average exercise price, beginning of year	$ 21.76	$ 21.76	$ 17.79
Warrants outstanding, beginning of year, value	$ 5,085	$ 5,085	$ 12,402
Granted			66,041
Weighted average exercise price, Granted			$ 45.31
Warrants outstanding, Granted			$ 1,897
Exercised			(1,404,443)
Weighted average exercise price, Exercised			$ 14.31
Warrants outstanding, Exercised			$ (9,746)
Allocation of transaction costs to share capital
Weighted average exercise price, Allocation of transaction costs to share capital
Warrants outstanding, Allocation of transaction costs to share capital			$ 532
Warrants Outstanding, Ending of year	457,648	457,648	457,648
Weighted average exercise price, ending of year	$ 21.76	$ 21.76	$ 21.76
Warrants outstanding, ending of year, value	$ 5,085	$ 5,085	$ 5,085